Parent Company Activity, Summary of Condensed Statements of Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income
Gain (loss) on the sale of investment securities	$ (1,670)	$ 9,206
Dividend income	24,419	22,190
Expenses
Income tax benefit	1,751,114	1,759,667
Net income	3,443,569	2,889,351
Net income available to common stockholders	3,260,146	2,705,928
Parent Company [Member]
Income
Equity in undistributed income of subsidiary	2,457,219	1,790,589
Dividends from subsidiary	1,020,000	1,122,000
Gain (loss) on the sale of investment securities	(1,670)	9,206
Interest income	9	8
Dividend income	24,419	22,190
Total income	3,499,977	2,943,993
Expenses
Other expense	72,835	66,614
Income before income taxes	3,427,142	2,877,379
Income tax benefit	(16,427)	(11,972)
Net income	3,443,569	2,889,351
Preferred stock dividends	(183,423)	(183,423)
Net income available to common stockholders	$ 3,260,146	$ 2,705,928